UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22525

Managed Portfolio Series
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of principal executive offices) (Zip code)

Brian R. Wiedmeyer, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-6844
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2019

Date of reporting period:  May 31, 2019

Item 1. Reports to Stockholders.

Reinhart Mid Cap PMV Fund

Investor Class Shares – RPMMX
Advisor Class Shares – RPMVX
Institutional Class Shares – RPMNX

Reinhart Genesis PMV Fund

Investor Class Shares – RPMAX
Advisor Class Shares – RPMFX

Annual Report

www.ReinhartFunds.com	May 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website (www.reinhartfunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-855-774-3863 or by sending an e-mail request to info@reinhart-partnersinc.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with a Fund, you can call 1-855-774-3863 or send an email request to info@reinhart-partnersinc.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all Funds held with the fund complex if you invest directly with a Fund.

Reinhart Mid Cap PMV Fund (Unaudited)

June 19, 2019

Fellow Shareholders,

The Reinhart Mid Cap PMV Fund – Advisor Class (the "Fund") declined -5.69% for the 12-month period ended May 31, 2019, trailing the Russell Midcap Value Index’s return of -2.09% during that same time frame. The Fund’s performance did not hold up as well as our clients have come to expect given Reinhart’s conservative investment process. However, the Fund did perform roughly in-line with Morningstar’s -5.77% category average for all mid cap value funds during this challenging period for active managers.

It is no surprise that many value strategies continue to lag their benchmarks in an equity landscape shaped by trend following behavior and a focus on short-term performance. For the patient portfolio manager analyzing company fundamentals, the market’s obsession with the next data point can create a difficult environment for long-term decision making. However, over time we believe these dynamics are creating opportunities for the Fund as we exercise our private market value ("PMV") discipline to take advantage of market dislocations.

As a manager in the mid cap value space we also experienced a head-wind from lower interest rates this past year, as two sectors within the Russell Midcap Value Index - real estate and utilities - now account for over 26% of the benchmark. Both of these areas have performed quite well of late, as investors continue seeking dividend yield in a declining interest rate environment. However, the Fund remains significantly underweight in both sectors due to their extended valuations, and this positioning cost the portfolio almost 300 basis points of relative performance during the trailing 12-month period.

On the brighter side, several of the Fund’s holdings are beginning to realize better valuations due to potential corporate actions. These strategic decisions by management are helping to close the gap between our estimates of intrinsic value and the public stock price – a gap that has grown quite wide for out-of-favor value stocks in this momentum based market. As a result we have seen several companies in the portfolio announce plans to sell assets, spin-off divisions, or even entertain a buyout of the entire firm. Indeed, we enjoyed our first portfolio buyout of 2019 last month, and also own eight other stocks in the Fund where management is evaluating strategic actions to maximize shareholder value.

We maintain our belief that value investing should prove its worth in the years to come despite lagging significantly in recent periods. Since the beginning of 2017 the Russell Midcap Growth Index has gained +40.61%, far exceeding the pedestrian +9.93% return of the Russell Midcap Value Index over that same period (ended May 31, 2019). Although this market sentiment has been a major headwind for our PMV style of investing, we believe the discrepancy between growth and value has reached historically high levels and expect such skewed returns to normalize going forward.

As always, we remain focused on our PMV discipline and will make every effort to continue applying our investment craft with diligence, team work and sound judgment. Thank you for your ongoing investment in Reinhart’s Mid Cap PMV Fund.

Sincerely,

Brent Jesko, MBA
Senior Portfolio Manager, Reinhart Partners Inc.

Reinhart Mid Cap PMV Fund (Unaudited)

Must be preceded or accompanied by a prospectus.

Past performance is not a guarantee of future results.

Mutual fund investing involves risk. Principal loss is possible. Investing in medium-sized companies involves greater risk than those associated with investing in large company stocks, such as business risk, significant stock price fluctuations and illiquidity.

Opinions expressed are those of the fund manager and are subject to change, are not guaranteed and should not be considered a recommendation to buy or sell any security.

•	Russell Midcap Value Index: an unmanaged equity index which measures the performance of mid-sized U.S. companies classified by Russell as ‘value’.

•	Russell Midcap Growth Index: an unmanaged equity index which measures the performance of mid-sized U.S. companies classified by Russell as ‘growth’.

•	Dividend Yield: the ratio of a company’s annual dividend compared to its share price, expressed as a percentage.

•	Basis point: One hundredth of one percent, used in expressing the difference in rate of performance.

•	Private Market Value (PMV): the estimated price per share of a stock that a corporate buyer or private equity firm would be willing to pay to buyout and control the entire company.

Fund holdings and sector allocations are subject to change at any time and should not be considered recommendations to buy or sell any security. Please refer to the Schedule of Investments in this report for a complete list of fund holdings.

Quasar Distributors, LLC, Distributor.

Reinhart Mid Cap PMV Fund

Value of $10,000 Investment (Unaudited)

The chart assumes an initial investment of $10,000. Performance reflects waivers of fee and operating expenses in effect. In the absence of such waivers, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed may be worth more or less than their original cost. Performance assumes the reinvestment of capital gains and income distributions. The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Annualized Rates of Return as of May 31, 2019

	1-Year	3-Year	5-Year	Since Inception(1)
Investor Class	-5.89%	5.07%	4.86%	9.65%
Advisor Class	-5.69%	5.31%	5.11%	9.90%
Institutional Class	-5.57%	5.46%	5.26%	10.06%
Russell Midcap Value Index(2)	-2.09%	6.92%	6.05%	11.86%

(1)
Period from Fund inception through May 31, 2019. The Advisor and Investor Class commenced operations on June 1, 2012, and the Institutional Class commenced operations on September 29, 2017. Performance shown for the Institutional Class prior to the inception of the Institutional Class is based on the performance of the Advisor Class, adjusted for the lower expenses applicable to the Institutional Class.

(2)	The Russell Midcap Value Index measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. This index cannot be invested in directly.

Reinhart Mid Cap PMV Fund

Allocation of Portfolio Net Assets(1) (Unaudited)
May 31, 2019
(% of Net Assets)

Top Ten Equity Holdings(1) (Unaudited)
May 31, 2019
(% of Net Assets)

Aramark	3.7%
Zayo Group Holdings	3.4%
Vistra Energy	3.1%
Cognizant Technology Solutions, Class A	3.1%
Ingredion	3.0%
eBay	2.9%
AMERCO	2.9%
White Mountains Insurance Group	2.9%
Snap-on	2.9%
Discovery, Class A	2.9%

(1)	Fund Holdings and Sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

Reinhart Genesis PMV Fund (Unaudited)

June 26, 2019

Fellow Shareholders,

The Reinhart Genesis PMV Fund’s first full year has been successful. The Reinhart Genesis PMV Fund – Advisor Class (the "Fund") has generated a positive return of +1.04% for the 12-months ended May 31, 2019, despite negative returns for the Russell 2500 Index (-4.29%) and the Russell 2000 Index (-9.04%).

The Fund’s inaugural year has been marked by wild swings in investor sentiment and stock market prices.  Small cap stock prices declined by over 20% from the beginning of September through December 31, 2018, only to rebound a remarkable 18% in just the first four months of 2019, in part due to a precipitous drop in interest rates.  The Russell 2000 then fell steadily throughout May as concerns regarding the global economy and international trade wars flared up once again.

Outperformance was driven in part by positive contributions from the Industrial and Consumer Discretionary sectors due to strong gains from several holdings.  Our lack of holdings in the Energy sector also aided relative returns, as it was the worst performing group in the Russell 2500 and 2000 indices over this time period.  The Information Technology sector was a detractor, in large part due to our underweight position, as this was the best performing sector.  Portfolio returns were also negatively impacted by the only holding within the Consumer Staples sector, which has since been sold.

The Fund’s Private Market Value investment philosophy – which emphasizes durable businesses and valuations that embed a margin of safety – is built to take advantage of stock price volatility.  The recent emotion-driven swings in the stock market have provided an opportunity for our process to be effective on two fronts.  First, the performance of the portfolio has been favorable relative to the Russell 2500 and Russell 2000 indices, as we would expect in such an environment. Second, our focus on private market values – rather than public trading prices – has allowed our team to identify numerous situations in which company share prices have deviated significantly from the intrinsic value of the company.  As a result, three new stocks have been added to the portfolio over the past six months.  Additionally, fourteen holdings were increased in size, as the market gave our team an opportunity to recycle capital from investments that have held up relatively well, into those that have become more attractively priced.

The primary market factor that has not been favorable for our investment style has been the dominance of ‘growth investing’ over ‘value investing’ in recent years.  In today’s market, high-flying companies with high rates of growth, but negative profits, have become increasingly popular.  By way of proof, the Russell 2500 Growth Index has outperformed its Value counterpart by over 30% since the beginning of 2017.

Markets move in cycles, and while predicting the point of inflection is a fool’s errand, many quantitative measures suggest the ‘growth vs. value’ rubber band has now stretched to historical extremes.  We remain steadfast in our belief that investing with a focus on value will generate superior long term returns, as it has throughout history.

Thank you for your confidence in Reinhart Partners.

Sincerely,

Matthew T. Martinek, CFA
Portfolio Manager, Reinhart Partners Inc.

Reinhart Genesis PMV Fund (Unaudited)

Must be preceded or accompanied by a prospectus.

Past performance is not a guarantee of future results.

Mutual fund investing involves risk. Principal loss is possible. Investing in small and medium sized companies involves greater risks than those associated with investing in large company stocks, such as business risk, significant stock price fluctuations, and illiquidity. Investments in securities of foreign issuers involves risk not ordinarily associated with investments in securities and instruments of U.S. issuers, including risks related to political, social and economic developments abroad, differences between U.S. and foreign regulatory and accounting requirements, tax risks and market practices, as well as fluctuations in foreign currencies.

Opinions expressed are those of the fund manager and are subject to change, are not guaranteed and should not be considered a recommendation to buy or sell any security.

•	Russell 2000 Index: an unmanaged equity index which measures the performance of small-cap companies by Russell. An investment cannot be made directly in an index.

•	Russell 2500 Index: an unmanaged equity index which measures the performance of smid-cap companies by Russell. An investment cannot be made directly in an index.

•	Private Market Value: the estimated price per share of a stock that a corporate buyer or private equity firm would be willing to pay to buyout and control the entire company.

Fund holdings and sector allocations are subject to change at any time and should not be considered recommendations to buy or sell any security.  Please refer to the Schedule of Investments in this report for a complete list of fund holdings.

Quasar Distributors, LLC, Distributor.

Reinhart Genesis PMV Fund

Value of $10,000 Investment (Unaudited)

The chart assumes an initial investment of $10,000. Performance reflects waivers of fee and operating expenses in effect. In the absence of such waivers, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed may be worth more or less than their original cost. Performance assumes the reinvestment of capital gains and income distributions. The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Annualized Rates of Return as of May 31, 2019

	1-Year	Since Inception(1)
Investor Class	0.69%	0.69%
Advisor Class	1.04%	1.04%
Russell 2500 Index(2)	-4.29%	-4.29%
Russell 2000 Index(3)	-9.04%	-9.04%

(1)	Inception date of the Fund was June 1, 2018.
(2)
The Russell 2500 Index measures the performance of the small to mid-cap segment of the U.S. equity universe, commonly referred to as "smid" cap. The Russell 2500 Index is a subset of the Russell 3000 Index. It includes approximately 2,500 of the smallest securities based on a combination of their market cap and current index membership. This index cannot be invested in directly.

(3)
The Russell 2000 Index is a market capitalization-weighted index comprised of the 2,000 smallest companies listed on the Russell 3000 Index, which contains the 3,000 largest companies in the U.S. based on market capitalization. This index cannot be invested in directly.

Reinhart Genesis PMV Fund

Allocation of Portfolio Net Assets(1) (Unaudited)
May 31, 2019
(% of Net Assets)

Top Ten Equity Holdings(1) (Unaudited)
May 31, 2019
(% of Net Assets)

Aerojet Rocketdyne Holdings	4.6%
TriNet Group	4.1%
White Mountains Insurance Group	3.8%
Alexander & Baldwin – REIT	3.7%
KAR Auction Services	3.6%
Cision	3.4%
Encompass Health	3.4%
AMERCO	3.3%
Astronics, Class B	3.3%
Premier, Class A	3.2%

(1)	Fund Holdings and Sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

Reinhart Funds

Expense Examples (Unaudited)
May 31, 2019

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution (12b-1) fees; shareholder service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2018 – May 31, 2019).

ACTUAL EXPENSES

For each class, the first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs may have been higher.

Reinhart Mid Cap PMV Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(1)
	(12/1/2018)	(5/31/2019)	(12/1/2018 to 5/31/2019)
Investor Class Actual(2)	$1,000.00	$ 967.70	$6.38
Investor Class Hypothetical
(5% annual return before expenses)	$1,000.00	$1,018.45	$6.54

Advisor Class Actual(2)	$1,000.00	$ 968.40	$5.15
Advisor Class Hypothetical
(5% annual return before expenses)	$1,000.00	$1,019.70	$5.29

Institutional Class Actual(2)	$1,000.00	$ 969.00	$4.42
Institutional Class Hypothetical
(5% annual return before expenses)	$1,000.00	$1,020.44	$4.53

(1)
Expenses are equal to the Fund’s annualized expense ratio for most recent six-month period of 1.30%, 1.05%, 0.90%, for the Investor Class, Advisor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.

(2)	Based on the actual returns for the six-month period ended May 31, 2019 of -3.23%, -3.16% and -3.10% for the Investor Class, Advisor Class and Institutional Class, respectively.

Reinhart Funds

Expense Examples (Unaudited) – Continued
May 31, 2019

Reinhart Genesis PMV Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(1)
	(12/1/2018)	(5/31/2019)	(12/1/2018 to 5/31/2019)
Investor Class Actual(2)	$1,000.00	$1,005.90	$6.00
Investor Class Hypothetical
(5% annual return before expenses)	$1,000.00	$1,018.95	$6.04

Advisor Class Actual(2)	$1,000.00	$1,006.40	$4.75
Advisor Class Hypothetical
(5% annual return before expenses)	$1,000.00	$1,020.19	$4.78

(1)
Expenses are equal to the Fund’s annualized expense ratio for most recent six-month period of 1.20% and 0.95% for the Investor Class and Advisor Class, respectively, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.

(2)	Based on the actual returns for the six-month period ended May 31, 2019 of 0.59% and 0.64% for the Investor Class and Advisor Class, respectively.

Reinhart Mid Cap PMV Fund

Schedule of Investments
May 31, 2019

Description	Shares	Value

COMMON STOCKS – 96.1%

Communication Services – 9.1%
Discovery, Class A*	233,210	$6,357,305
Interpublic Group of Companies	286,010	6,069,132
Zayo Group Holdings*	229,620	7,508,574
		19,935,011

Consumer Discretionary – 15.7%
Aramark	232,880	8,101,895
eBay	179,020	6,432,189
Expedia Group	45,000	5,175,000
LKQ*	237,430	6,090,079
Michaels*	440,980	4,017,328
Thor Industries	89,920	4,643,469
		34,459,960

Consumer Staples – 3.0%
Ingredion	86,000	6,549,760

Energy – 5.0%
Apache	143,670	3,745,477
EQT	219,570	4,018,131
National Oilwell Varco	152,760	3,185,046
		10,948,654

Financials – 19.7%
BOK Financial	64,541	4,836,057
Citizens Financial Group	192,810	6,281,750
Fidelity National Financial	107,500	4,144,125
Fifth Third Bancorp	147,810	3,916,965
Invesco	285,800	5,584,532
Loews	69,450	3,566,952
Northern Trust	48,910	4,182,783
Signature Bank	38,000	4,352,900
White Mountains Insurance Group	6,513	6,380,135
		43,246,199

Health Care – 7.9%
Cerner	51,300	3,589,461
Encompass Health	99,287	5,849,990
Stericycle*	95,020	4,407,028
Universal Health Services, Class B	30,150	3,604,432
		17,450,911

Industrials – 15.8%
Aerojet Rocketdyne Holdings*	104,794	4,042,953
AMERCO	17,345	6,386,776

See Notes to the Financial Statements

Reinhart Mid Cap PMV Fund

Schedule of Investments – Continued
May 31, 2019

Description	Shares	Value

COMMON STOCKS – 96.1% (Continued)

Industrials – 15.8% (Continued)
Arconic	239,750	$5,250,525
Carlisle Companies	22,970	3,062,131
KAR Auction Services	100,820	5,668,100
Masco	114,920	4,013,006
Snap-on	40,795	6,360,756
		34,784,247

Information Technology – 5.3%
Cognizant Technology Solutions, Class A	110,560	6,846,980
DXC Technology	101,950	4,846,703
		11,693,683

Materials – 2.0%
Axalta Coating Systems*	185,210	4,354,287

Real Estate – 5.6%
Ryman Hospitality Properties – REIT	40,900	3,269,955
Ventas – REIT	53,920	3,467,056
Weyerhaeuser – REIT	250,520	5,711,856
		12,448,867

Utilities – 7.0%
Entergy	29,760	2,888,803
UGI	108,600	5,604,846
Vistra Energy	292,710	6,896,248
		15,389,897

TOTAL COMMON STOCKS
(Cost $218,141,146)		211,261,476

SHORT-TERM INVESTMENT – 5.5%
First American Treasury Obligations Fund, Class X, 2.31%^
(Cost $12,039,890)	12,039,890	12,039,890
Total Investments – 101.6%
(Cost $230,181,036)		223,301,366
Other Assets and Liabilities, Net – (1.6)%		(3,488,976)
Total Net Assets – 100.0%		$219,812,390

*	Non-income producing security.
^	The rate shown is the annualized seven-day effective yield as of May 31, 2019.
REIT – Real Estate Investment Trust

The Global Industry Classification Standard ("GICS"¨) was developed by and is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC ("S&P").  GICS is a service mark of MSCI and S&P and has been licensed for use.

See Notes to the Financial Statements

Reinhart Genesis PMV Fund

Schedule of Investments
May 31, 2019

Description	Shares	Value

COMMON STOCKS – 95.0%

Consumer Discretionary – 18.7%
Bloomin’ Brands	26,160	$505,150
Carter’s	4,100	344,851
Dorman Products*	1,870	152,704
frontdoor*	9,300	373,953
Gentex	15,230	325,313
Grand Canyon Education*	3,600	431,496
Michaels*	29,100	265,101
Thor Industries	6,480	334,627
Viad	5,560	349,390
		3,082,585

Financials – 17.0%
1st Source	9,860	431,474
Air Lease	12,980	467,280
First Citizens BancShares, Class A	1,200	504,120
First Hawaiian	16,190	402,969
International Bancshares	10,320	376,267
White Mountains Insurance Group	640	626,944
		2,809,054

Health Care – 6.7%
Encompass Health	9,520	560,918
Premier, Class A*	14,510	533,243
		1,094,161
Industrials# – 25.0%
Aerojet Rocketdyne Holdings*	19,770	762,727
AMERCO	1,493	549,753
ASGN*	8,500	431,205
Astronics, Class B*	13,284	540,260
GMS*	27,280	459,395
Insperity	2,830	322,337
KAR Auction Services	10,650	598,743
TrueBlue*	11,430	242,773
UniFirst	1,400	222,292
		4,129,485

Materials – 1.8%
GrafTech International	30,500	302,255

Information Technology – 10.1%
ACI Worldwide*	8,500	267,410

See Notes to the Financial Statements

Reinhart Genesis PMV Fund

Schedule of Investments – Continued
May 31, 2019

Description	Shares	Value

COMMON STOCKS – 95.0% (Continued)

Information Technology – 10.1% (Continued)
Cision*	51,180	$561,956
Gentherm*	4,340	162,229
TriNet Group*	10,700	678,166
		1,669,761

Real Estate – 15.7%
Alexander & Baldwin – REIT	26,520	611,817
Extended Stay America	23,320	399,705
Life Storage – REIT	3,510	337,943
Marcus & Millichap*	14,960	456,878
Medical Properties Trust – REIT	14,350	255,143
Ryman Hospitality Properties – REIT	6,560	524,472
		2,585,958

TOTAL COMMON STOCKS
(Cost $16,094,463)		15,673,259

SHORT-TERM INVESTMENT – 7.0%
First American Treasury Obligations Fund, Class X, 2.31%^
(Cost $1,163,380)	1,163,380	1,163,380
Total Investments – 102.0%
(Cost $17,257,843)		16,836,639
Other Assets and Liabilities, Net – (2.0)%		(329,260)
Total Net Assets – 100.0%		$16,507,379

*	Non-income producing security.
#	As of May 31, 2019, the Fund had a significant portion of its assets invested in this sector. See Note 9 in the Notes to the Financial Statements.
^	The rate shown is the annualized seven-day effective yield as of May 31, 2019.
REIT – Real Estate Investment Trust

The Global Industry Classification Standard ("GICS"¨) was developed by and is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC ("S&P").  GICS is a service mark of MSCI and S&P and has been licensed for use.

See Notes to the Financial Statements

Reinhart Funds

(This Page Intentionally Left Blank.)

Reinhart Funds

Statements of Assets and Liabilities
May 31, 2019

	Mid Cap	Genesis
	PMV Fund	PMV Fund
ASSETS:
Investments, at value
(Cost $230,181,036 & $17,257,843, respectively)	$223,301,366	$16,836,639
Dividends & interest receivable	343,615	18,744
Receivable for capital shares sold	195,508	—
Receivable from investment adviser	—	987
Prepaid expenses	22,824	27,687
Total assets	223,863,313	16,884,057

LIABILITIES:
Payable for investment securities purchased	3,635,861	318,726
Payable for capital shares redeemed	134,005	119
Payable to investment adviser	124,410	—
Payable for fund administration & accounting fees	45,974	16,861
Payable for compliance fees	1,970	2,019
Payable for transfer agent fees & expenses	26,705	6,750
Payable for custody fees	4,303	1,147
Payable for trustee fees	279	364
Accrued distribution & shareholder service fees	41,057	3,732
Accrued other fees	36,359	26,960
Total liabilities	4,050,923	376,678

NET ASSETS	$219,812,390	$16,507,379

NET ASSETS CONSIST OF:
Paid-in capital	$229,028,931	$16,935,161
Total accumulated loss	(9,216,541)	(427,782)
Net Assets	$219,812,390	$16,507,379

See Notes to the Financial Statements

Reinhart Funds

Statements of Assets and Liabilities – Continued
May 31, 2019

	Mid Cap	Genesis
	PMV Fund	PMV Fund

Investor Class
Net Assets	$16,998,355	$10,575,937
Shares issued and outstanding(1)	1,235,744	1,063,817
Net asset value, redemption price and offering price per share	$13.76	$9.94

Advisor Class
Net Assets	$157,947,374	$5,931,442
Shares issued and outstanding(1)	11,484,823	595,568
Net asset value, redemption price and offering price per share	$13.75	$9.96

Institutional Class
Net Assets	$44,866,661	—
Shares issued and outstanding(1)	3,257,596	—
Net asset value, redemption price and offering price per share	$13.77	—

(1)	Unlimited shares authorized without par value.

See Notes to the Financial Statements

Reinhart Funds

Statements of Operations
For the Year Ended May 31, 2019

	Mid Cap	Genesis
	PMV Fund	PMV Fund

INVESTMENT INCOME:
Dividend income	$3,630,119	$153,060
Less: Foreign taxes withheld	(2,036)	—
Interest income	212,523	21,259
Total investment income	3,840,606	174,319

EXPENSES:
Investment adviser fees (See Note 4)	2,034,186	112,194
Fund administration & accounting fees (See Note 4)	274,240	81,367
Transfer agent fees & expenses (See Note 4)	151,057	42,658
Federal & state registration fees	58,794	41,605
Custody fees (See Note 4)	31,105	6,604
Postage & printing fees	21,372	1,700
Audit fees	17,496	17,003
Trustee fees (See Note 4)	12,518	12,251
Compliance fees (See Note 4)	10,942	11,128
Legal fees	7,491	7,003
Other fees	7,473	5,310
Distribution & shareholder service fees (See Note 5):
Investor Class	62,740	22,955
Advisor Class	90,366	262
Total expenses before reimbursement/waiver	2,779,780	362,040
Less: reimbursement/waiver from investment adviser (See Note 4)	(423,116)	(227,536)
Net expenses	2,356,664	134,504

NET INVESTMENT INCOME	1,483,942	39,815

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	2,949,092	104,440
Net change in unrealized appreciation/depreciation on investments	(20,533,841)	(421,204)
Net realized and unrealized loss on investments	(17,584,749)	(316,764)

NET DECREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$(16,100,807)	$(276,949)

See Notes to the Financial Statements

Reinhart Mid Cap PMV Fund

Statements of Changes in Net Assets

	Year Ended	Year Ended
	May 31, 2019	May 31, 2018

OPERATIONS:
Net investment income	$1,483,942	$1,106,560
Net realized gain on investments	2,949,092	21,220,461
Net change in unrealized appreciation/depreciation on investments	(20,533,841)	1,655,676
Net increase (decrease) in net assets resulting from operations	(16,100,807)	23,982,697

CAPITAL SHARE TRANSACTIONS:
Investor Class:
Proceeds from shares sold	2,841,848	1,977,429
Proceeds from reinvestment of distributions	1,225,589	1,525,145
Payments for shares redeemed	(2,913,560)	(14,227,267)
Increase (decrease) in net assets from Investor Class transactions	1,153,877	(10,724,693)
Advisor Class:
Proceeds from shares sold	78,473,237	57,958,309
Proceeds from reinvestment of distributions	12,663,959	14,279,659
Payments for shares redeemed	(72,318,498)	(69,690,969)
Increase in net assets from Advisor Class transactions	18,818,698	2,546,999
Institutional Class:
Proceeds from shares sold	13,963,364	39,827,982
Proceeds from reinvestment of distributions	2,988,545	11,518
Payments for shares redeemed	(6,673,978)	(1,208,549)
Increase in net assets from Institutional Class transactions	10,277,931	38,630,951
Net increase in net assets resulting from capital share transactions	30,250,506	30,453,257

DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders – Investor Class	(1,258,214)	(1,574,256)
Net distributions to shareholders – Advisor Class	(13,663,483)	(15,134,325)
Net distributions to shareholders – Institutional Class	(2,988,546)	(11,517)
Total distributions to shareholders	(17,910,243)	(16,720,098)*

TOTAL INCREASE (DECREASE) IN NET ASSETS	(3,760,544)	37,715,856

NET ASSETS:
Beginning of year	223,572,934	185,857,078
End of year	$219,812,390	$223,572,934 **

*
Includes net investment income distributions of $42,964, $1,043,946 and $841, and net realized gain distributions of $1,531,292, $14,090,379 and $10,676 for the Investor Class, Advisor Class, and Institutional Class, respectively.

**	Includes accumulated undistributed net investment income of $316,726.

See Notes to the Financial Statements

Reinhart Genesis PMV Fund

Statement of Changes in Net Assets

Year Ended
May 31, 2019
OPERATIONS:
Net investment income	$39,815
Net realized gain on investments	104,440
Net change in unrealized depreciation on investments	(421,204)
Net decrease in net assets resulting from operations	(276,949)

CAPITAL SHARE TRANSACTIONS:
Investor Class:
Proceeds from shares sold	10,768,850
Proceeds from reinvestment of distributions	104,518
Payments for shares redeemed	(5,126)
Increase in net assets from Investor Class transactions	10,868,242
Advisor Class:
Proceeds from shares sold	7,908,490
Proceeds from reinvestment of distributions	42,955
Payments for shares redeemed	(1,884,526)
Increase in net assets from Advisor Class transactions	6,066,919
Net increase in net assets resulting from capital share transactions	16,935,161

DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders – Investor Class	(104,522)
Net distributions to shareholders – Advisor Class	(46,311)
Total distributions to shareholders	(150,833)

TOTAL INCREASE IN NET ASSETS	16,507,379

NET ASSETS:
Beginning of year	—
End of year	$16,507,379

See Notes to the Financial Statements

Reinhart Mid Cap PMV Fund

Financial Highlights

For a Fund share outstanding throughout the year.

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	May 31, 2019	May 31, 2018	May 31, 2017	May 31, 2016	May 31, 2015
Investor Class

PER SHARE DATA:
Net asset value, beginning of year	$16.02	$15.49	$14.52	$14.65	$14.33

INVESTMENT OPERATIONS:
Net investment income	0.05	0.08	0.05	0.05	0.02
Net realized and unrealized
gain (loss) on investments	(1.12)	1.82	1.33	0.25	0.92
Total from investment operations	(1.07)	1.90	1.38	0.30	0.94

LESS DISTRIBUTIONS FROM:
Net investment income	(0.02)	(0.04)	(0.05)	(0.04)	(0.04)
Net realized gains	(1.17)	(1.33)	(0.36)	(0.39)	(0.58)
Total distributions	(1.19)	(1.37)	(0.41)	(0.43)	(0.62)

Net asset value, end of year	$13.76	$16.02	$15.49	$14.52	$14.65

TOTAL RETURN	-5.89%	12.56%	9.50%	2.41%	6.72%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in millions)	$17.0	$18.1	$27.8	$23.1	$21.4

Ratio of expenses to average net assets:
Before expense waiver	1.52%	1.56%	1.51%	1.56%	1.61%
After expense waiver	1.30%	1.32%	1.35%	1.35%	1.35%

Ratio of net investment income (loss)
to average net assets:
Before expense waiver	0.18%	0.08%	0.15%	0.19%	(0.06)%
After expense waiver	0.40%	0.32%	0.31%	0.40%	0.20%

Portfolio turnover rate	54%	77%	62%	63%	55%

See Notes to the Financial Statements

Reinhart Mid Cap PMV Fund

Financial Highlights

For a Fund share outstanding throughout the year.

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	May 31, 2019	May 31, 2018	May 31, 2017	May 31, 2016	May 31, 2015
Advisor Class

PER SHARE DATA:
Net asset value, beginning of year	$16.05	$15.54	$14.56	$14.69	$14.36

INVESTMENT OPERATIONS:
Net investment income	0.10	0.09	0.07	0.08	0.06
Net realized and unrealized
gain (loss) on investments	(1.15)	1.85	1.35	0.25	0.92
Total from investment operations	(1.05)	1.94	1.42	0.33	0.98

LESS DISTRIBUTIONS FROM:
Net investment income	(0.08)	(0.10)	(0.08)	(0.07)	(0.07)
Net realized gains	(1.17)	(1.33)	(0.36)	(0.39)	(0.58)
Total distributions	(1.25)	(1.43)	(0.44)	(0.46)	(0.65)

Net asset value, end of year	$13.75	$16.05	$15.54	$14.56	$14.69

TOTAL RETURN	-5.69%	12.81%	9.78%	2.64%	7.03%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in millions)	$157.9	$165.5	$158.1	$109.1	$86.5

Ratio of expenses to average net assets:
Before expense waiver	1.22%	1.26%	1.26%	1.31%	1.36%
After expense waiver	1.05%	1.07%	1.10%	1.10%	1.10%

Ratio of net investment income
to average net assets:
Before expense waiver	0.48%	0.40%	0.40%	0.44%	0.19%
After expense waiver	0.65%	0.59%	0.56%	0.65%	0.45%

Portfolio turnover rate	54%	77%	62%	63%	55%

See Notes to the Financial Statements

Reinhart Mid Cap PMV Fund

Financial Highlights

For a Fund share outstanding throughout the period.

		For the Period
	Year Ended	Inception(1) through
	May 31, 2019	May 31, 2018
Institutional Class

PER SHARE DATA:
Net asset value, beginning of period	$16.06	$16.11

INVESTMENT OPERATIONS:
Net investment income	0.12	0.13
Net realized and unrealized gain (loss) on investments	(1.15)	1.26
Total from investment operations	(1.03)	1.39

LESS DISTRIBUTIONS FROM:
Net investment income	(0.09)	(0.11)
Net realized gains	(1.17)	(1.33)
Total distributions	(1.26)	(1.44)
Net asset value, end of period	$13.77	$16.06

TOTAL RETURN	-5.57%	8.92	%(2)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in millions)	$44.9	$40.0

Ratio of expenses to average net assets:
Before expense waiver	1.16%	1.19	%(3)
After expense waiver	0.90%	0.90	%(3)

Ratio of net investment income to average net assets:
Before expense waiver	0.54%	0.29	%(3)
After expense waiver	0.80%	0.58	%(3)

Portfolio turnover rate	54%	77	%(2)

(1)	Inception date of the Fund was September 29, 2017.
(2)	Not annualized.
(3)	Annualized.

See Notes to the Financial Statements

Reinhart Genesis PMV Fund

Financial Highlights

For a Fund share outstanding throughout the year.

Year Ended
May 31, 2019
Investor Class

PER SHARE DATA:
Net asset value, beginning of year	$10.00

INVESTMENT OPERATIONS:
Net investment income	0.03
Net realized and unrealized gain on investments	0.03 (1)
Total from investment operations	0.06

LESS DISTRIBUTIONS FROM:
Net investment income	(0.02)
Net realized gains	(0.10)
Total distributions	(0.12)

Net asset value, end of year	$9.94

TOTAL RETURN	0.69%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in millions)	$10.6

Ratio of expenses to average net assets:
Before expense reimbursement/waiver	3.13%
After expense reimbursement/waiver	1.20%

Ratio of net investment income (loss) to average net assets:
Before expense reimbursement/waiver	(1.67)%
After expense reimbursement/waiver	0.26%

Portfolio turnover rate	31%

(1)
Realized and unrealized gain on investments per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

See Notes to the Financial Statements

Reinhart Genesis PMV Fund

Financial Highlights

For a Fund share outstanding throughout the year.

Year Ended
May 31, 2019
Advisor Class

PER SHARE DATA:
Net asset value, beginning of year	$10.00

INVESTMENT OPERATIONS:
Net investment income	0.04
Net realized and unrealized gain on investments	0.05 (1)
Total from investment operations	0.09

LESS DISTRIBUTIONS FROM:
Net investment income	(0.03)
Net realized gains	(0.10)
Total distributions	(0.13)

Net asset value, end of year	$9.96

TOTAL RETURN	1.04%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in millions)	$5.9

Ratio of expenses to average net assets:
Before expense reimbursement/waiver	2.87%
After expense reimbursement/waiver	0.95%

Ratio of net investment income (loss) to average net assets:
Before expense reimbursement/waiver	(1.35)%
After expense reimbursement/waiver	0.57%

Portfolio turnover rate	31%

(1)
Realized and unrealized gain on investments per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

See Notes to the Financial Statements

Reinhart Funds

Notes to the Financial Statements
May 31, 2019

1.	ORGANIZATION

Managed Portfolio Series (the "Trust") was organized as a Delaware statutory trust under a Declaration of Trust dated January 27, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Reinhart Mid Cap PMV Fund (the "Mid Cap Fund") and Reinhart Genesis PMV Fund (the "Genesis Fund") (each a "Fund" and collectively, the "Funds") are each a diversified series with their own investment objectives and policies within the Trust. The investment objective of the Funds is long-term capital appreciation. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The Mid Cap Fund commenced operations on June 1, 2012 and the Genesis Fund commenced operations on June 1, 2018. Organizational and offering costs incurred to establish the Genesis Fund and enable it to legally do business, other than Blue Sky registration fees, were paid by Reinhart Partners, Inc. (the "Adviser") and are not subject to reimbursement by the Genesis Fund. The Mid Cap Fund currently offers three classes of shares, the Investor Class, Advisor Class and the Institutional Class. The Mid Cap Fund Institutional Class commenced operations on September 29, 2017.  The Genesis Fund currently offers two classes of shares, the Investor Class and the Advisor Class. Investor Class shares are subject to a 0.25% of average daily net assets Rule 12b-1 distribution and servicing fee. The Investor Class and Advisor Class shares are subject to a maximum 0.15% of average daily net assets shareholder servicing fee. Each class of shares has identical rights and privileges except with respect to the distribution fees and voting rights on matters affecting a single share class. The Funds may issue an unlimited number of shares of beneficial interest, with no par value.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America ("GAAP").

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes – The Funds comply with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income tax provision is required. As of and during the year ended May 31, 2019, the Funds did not have any tax positions that did not meet the "more-likely-than-not" threshold of being sustained by the applicable tax authority. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statements of Operations. As of and during the year ended May 31, 2019, the Funds did not incur any interest or penalties. The Funds are not subject to examination by U.S. tax authorities for tax years prior to the year ended May 31, 2016 for the Mid Cap Fund and prior to May 31, 2019, for the Genesis Fund.

Security Transactions and Investment Income – The Funds follow industry practice and record security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and regulations. Discounts and premiums on securities purchased are amortized over the expected life of the respective securities using the constant yield method.

Reinhart Funds

Notes to the Financial Statements – Continued
May 31, 2019

The Funds distribute all net investment income, if any, and net realized capital gains, if any, annually. Distributions to shareholders are recorded on the ex-dividend date. The Funds may utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Funds. For the year ended May 31, 2019, the Mid Cap Fund increased total accumulated loss by $873,282 and increased paid-in capital by $873,282.  The permanent difference is due to the usage of tax equalization.  For the Genesis Fund, no such reclassifications were made.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Allocation of Income, Expenses and Gains/Losses – Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Funds are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of each Fund. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. Shareholder servicing fees are expensed at an annual rate up to 0.15% of average daily net assets of Investor Class and Advisor Class shares and 12b-1 fees are expensed at 0.25% of average daily net assets of Investor Class shares (See Note 5). Expenses associated with a specific fund in the Trust are charged to that fund. Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

3.	SECURITIES VALUATION

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Reinhart Funds

Notes to the Financial Statements – Continued
May 31, 2019

Following is a description of the valuation techniques applied to each Fund’s major categories of assets and liabilities measured at fair value on a recurring basis. The Funds’ investments are carried at fair value.

Equity Securities – Equity securities, including common stocks, preferred stocks, exchange-traded funds ("ETFs") and real estate investment trusts ("REITs") that are primarily traded on a national securities exchange are valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and ask prices. Securities traded primarily in the Nasdaq Global Market System for which market quotations are readily available are valued using the Nasdaq Official Closing Price ("NOCP"). If the NOCP is not available, such securities are valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Short-Term Investments – Investments in other mutual funds, including money market funds, are valued at their net asset value per share. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees (the "Board"). These procedures consider many factors, including the type of security, size of holding, trading volume and news events. There can be no assurance that the Funds could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which each Fund determines their net asset values per share.  The Board has established a Valuation Committee to administer, implement, and oversee the fair valuation process, and to make fair value decisions when necessary.  The Board regularly reviews reports that describe any fair value determinations and methods.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ securities as of May 31, 2019:

Mid Cap Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$211,261,476	$—	$—	$211,261,476
Short-Term Investment	12,039,890	—	—	12,039,890
Total Investments in Securities	$223,301,366	$—	$—	$223,301,366

Genesis Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$15,673,259	$—	$—	$15,673,259
Short-Term Investment	1,163,380	—	—	1,163,380
Total Investments in Securities	$16,836,639	$—	$—	$16,836,639

Refer to the Schedule of Investments for further information on the classification of investments.

4.	INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has an agreement with the Adviser to furnish investment advisory services to the Funds.  For its services, the Funds pay the Adviser a monthly management fee based upon the average daily net assets of the Funds at the following rates:

Reinhart Funds

Notes to the Financial Statements – Continued
May 31, 2019

Fund
Mid Cap Fund	0.90%
Genesis Fund	0.95%

The Funds’ Adviser has contractually agreed to waive its management fees and pay Fund expenses in order to ensure that total annual fund operating expenses (excluding any front-end or contingent deferred loads, taxes, leverage/borrowing interest, interest expense, dividends paid on short sales, brokerage commissions, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed the following rates (based upon the average daily net assets of the Funds):

Fund	Investor Class	Advisor Class	Institutional Class
Mid Cap Fund	1.30%	1.05%	0.90%
Genesis Fund	1.20%	0.95%	N/A

Fees waived and expenses paid by the Adviser may be recouped by the Adviser for a period of thirty-six months following the month during which such fee waiver and expense payment was made, if such recoupment can be achieved without exceeding the expense limit in effect at the time the fee waiver and expense payment occurred and the expense limit in effect at the time of recoupment.  The Operating Expenses Limitation Agreement is indefinite in term and cannot be terminated within a year after the effective date of the Funds’ Prospectus for the Genesis Fund, and before September 28, 2027 for the Mid Cap Fund.  Thereafter, the agreement may be terminated at any time upon 60 days’ written notice by the Trust’s Board or the Adviser.  Waived fees and reimbursed expenses subject to potential recovery by month of expiration are as follows:

Fund	Expiration	Amount
Mid Cap Fund	June 2019 – May 2020	$254,251
	June 2020 – May 2021	$399,189
	June 2021 – May 2022	$423,116
Genesis Fund	June 2021 – May 2022	$227,536

U.S. Bancorp Fund Services, LLC (the "Administrator"), doing business as U.S. Bank Global Fund Services, acts as the Funds’ Administrator, Transfer Agent, and Fund Accountant. U.S. Bank, N.A. (the "Custodian") serves as the custodian to the Funds. The Custodian is an affiliate of the Administrator. The Administrator performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian; coordinates the payment of the Funds’ expenses and reviews the Funds’ expense accruals. The officers of the Trust, including the Chief Compliance Officer, are employees of the Administrator.  A Trustee of the Trust was an officer of the Administrator until retiring on July 2, 2018. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Funds, subject to annual minimums.  Fees paid by the Funds for administration and accounting, transfer agency, custody and chief compliance officer services for the year ended May 31, 2019, are disclosed in the Statements of Operations.

Quasar Distributors, LLC (the "Distributor") acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The Distributor is an affiliate of the Administrator.

Reinhart Funds

Notes to the Financial Statements – Continued
May 31, 2019

5.	DISTRIBUTION & SHAREHOLDER SERVICE FEES

The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 (the "Plan") in the Investor Class only. The Plan permits the Funds to pay for distribution and related expenses at an annual rate of 0.25% of the average daily net assets of the Investor Class. The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Funds. Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred. For the year ended May 31, 2019, the Funds incurred the following expenses pursuant to the Plan:

Fund	Amount
Mid Cap Fund	$43,738
Genesis Fund	$22,317

The Funds have entered into a shareholder servicing agreement (the "Agreement") with the Adviser, under which the Funds may pay a servicing fee at an annual rate of up to 0.15% of the average daily net assets of the Investor Class and Advisor Class.  Payments to the Adviser under the Agreement may reimburse the Adviser for payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Adviser for services provided to shareholders of the Funds.  The services provided by such intermediaries are primarily designed to assist shareholders of the Funds and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Funds in servicing such shareholders.  Services provided by such intermediaries also include the provision of support services to the Funds and includes establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Funds, and providing such other personal services to shareholders as the Funds may reasonably request.  For the year ended May 31, 2019, the Funds incurred the following expenses pursuant to the Agreement:

Fund	Investor Class	Advisor Class
Mid Cap Fund	$19,002	$90,366
Genesis Fund	638	262

Reinhart Funds

Notes to the Financial Statements – Continued
May 31, 2019

6.	CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Funds were as follows:

	Mid Cap Fund		Genesis Fund
	Year Ended	Year Ended	Year Ended
	May 31, 2019	May 31, 2018	May 31, 2019
Investor Class:
Shares sold	197,737	124,572	1,052,622
Shares issued to holders in reinvestment of dividends	98,679	98,270	11,744
Shares redeemed	(187,655)	(888,624)	(549)
Net increase (decrease) in Investor Class shares	108,761	(665,782)	1,063,817
Advisor Class:
Shares sold	5,315,508	3,632,993	786,766
Shares issued to holders in reinvestment of dividends	1,020,464	919,489	4,827
Shares redeemed	(5,161,933)	(4,415,945)	(196,025)
Net increase in Advisor Class shares	1,174,039	136,537	595,568
Institutional Class:
Shares sold	953,269	2,569,354	—
Shares issued to holders in reinvestment of dividends	240,623	742	—
Shares redeemed	(430,017)	(76,375)	—
Net increase in Institutional Class shares	763,875	2,493,721	—
Net increase in shares outstanding	2,046,675	1,964,476	1,659,385

7.	INVESTMENT TRANSACTIONS

The aggregate purchases and sales, excluding short-term investments, by the Funds for the year ended May 31, 2019, were as follows:

	U.S. Government Securities		Other
Fund	Purchases	Sales	Purchases	Sales
Mid Cap Fund	$—	$—	$139,081,392	$117,167,417
Genesis Fund	$—	$—	$19,276,363	$3,267,502

8.	FEDERAL TAX INFORMATION

The aggregate gross unrealized appreciation and depreciation of securities held by the Funds and the total cost of securities for federal income tax purposes at May 31, 2019, were as follows:

	Aggregate	Aggregate		Federal
	Gross	Gross	Net	Income
Fund	Appreciation	Depreciation	Depreciation	Tax Cost
Mid Cap Fund	$18,496,466	$(27,259,865)	$(8,763,399)	$232,064,765
Genesis Fund	1,116,152	(1,626,767)	(510,615)	17,347,254

Reinhart Funds

Notes to the Financial Statements – Continued
May 31, 2019

The difference between book-basis and tax basis unrealized appreciation is attributable primarily to the differences in tax treatment of wash sales.

At May 31, 2019, components of accumulated loss on a tax-basis were as follows:

	Undistributed	Undistributed	Other		Total
	Ordinary	Long-Term	Accumulated	Unrealized	Accumulated
Fund	Income	Capital Gains	Losses	Depreciation	Loss
Mid Cap Fund	$671,201	$—	$(1,124,343)	$(8,763,399)	$(9,216,541)
Genesis Fund	76,080	6,754	(1)	(510,615)	(427,782)

As of May 31, 2019, the Funds did not have any capital loss carryovers.  A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year.  Qualified late year losses are certain capital, and ordinary losses which occur during the portion of the Funds’ taxable year subsequent to October 31 and December 31, respectively.  The Mid Cap Fund plans to defer post-October losses of $1,124,343. The Genesis Fund does not plan to defer any post-October losses.

The tax character of distributions paid during the year ended May 31, 2019, were as follows:

	Ordinary	Long-Term
Fund	Income*	Capital Gains	Total
Mid Cap Fund	$4,158,754	$13,751,489	$17,910,243
Genesis Fund	$150,668	$165	$150,833

The tax character of distributions paid during the year ended May 31, 2018, were as follows:

	Ordinary	Long-Term
Fund	Income*	Capital Gains	Total
Mid Cap Fund	$6,934,538	$9,785,560	$16,720,098
Genesis Fund	—	—	—

*	For Federal income tax purposes, distributions of short-term capital gains are treated as ordinary income.

9.	SECTOR RISK

As of May 31, 2019, the Genesis Fund had a significant portion of its assets invested in the industrials sector. The industrials sector may be more greatly impacted by adverse economic, regulatory, political, legal and other changes affecting the issuers of such securities.

10.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of May 31, 2019, Wells Fargo Clearing Services, LLC, for the benefit of their customers, owned 33.27% of the outstanding shares of the Mid Cap Fund. U.S. Bank, for the benefit of their customers, owned 64.00% of the outstanding shares of the Genesis Fund.

Reinhart Funds

Report of Independent Registered Public Accounting Firm

To the Shareholders of Reinhart Funds and
Board of Trustees of Managed Portfolio Series

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Reinhart Mid Cap PMV Fund and Reinhart Genesis PMV Fund ("Reinhart Funds" or the "Funds"), each a series of Managed Portfolio Series, as of May 31, 2019, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended for Reinhart Mid Cap PMV Fund, and the related statements of operations and changes in net assets and the financial highlights for the year then ended for Reinhart Genesis PMV Fund, including the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the each of the Funds as of May 31, 2019, the results of their operations, the changes in their net assets, and the financial highlights for each of the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits.  We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of May 31, 2019, by correspondence with the custodian and brokers.  Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.  We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2012.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
July 25, 2019

Reinhart Funds

Approval of Investment Advisory Agreement (Unaudited)

At the regular meeting of the Board of Trustees of Managed Portfolio Series ("Trust") on February 19-20, 2019, the Trust’s Board of Trustees ("Board"), including all of the Trustees who are not "interested persons" of the Trust, as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, ("Independent Trustees") considered and approved the continuation of the Investment Advisory Agreement between the Trust and Reinhart Partners, Inc. ("Reinhart" or the "Adviser") regarding the Reinhart Mid Cap PMV Fund and the Reinhart Genesis PMV Fund (each a "Fund" or collectively, the "Funds") (the "Investment Advisory Agreement") for another annual term.

Prior to the meeting and at a meeting held on January 8, 2019, the Trustees received and considered information from Reinhart and the Trust’s administrator designed to provide the Trustees with the information necessary to evaluate the continuance of the Investment Advisory Agreement ("Support Materials").  Before voting to approve the continuance of the Investment Advisory Agreement, the Trustees reviewed the Support Materials with Trust management and with counsel to the Independent Trustees, and received a memorandum from such counsel discussing the legal standards for the Trustees’ consideration of the renewal of the Investment Advisory Agreement.  This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.

In determining whether to continue the Investment Advisory Agreement, the Trustees considered all factors they believed relevant, including the following with respect to each Fund: (1) the nature, extent, and quality of the services provided by Reinhart with respect to the Fund; (2) the Fund’s historical performance and the performance of other investment accounts managed by Reinhart; (3) the costs of the services provided by Reinhart and the profits realized by Reinhart from services rendered to the Fund;  (4) comparative fee and expense data for the Fund and other investment companies with similar investment objectives; (5) the extent to which economies of scale may be realized as the Fund grows, and whether the advisory fee for the Fund reflects such economies of scale for the Fund’s benefit; and (6) other benefits to Reinhart resulting from its relationship with the Fund.  In their deliberations, the Trustees weighed to varying degrees the importance of the information provided to them and did not identify any particular information that was all-important or controlling, and considered the information and made its determination for each Fund separately and independently of the other Funds.

Based upon the information provided to the Board throughout the course of the year, including at an in-person presentation by representatives of Reinhart, and the Support Materials, the Board concluded that the overall arrangements between the Trust and Reinhart set forth in the Investment Advisory Agreement, as it relates to each Fund, continue to be fair and reasonable in light of the services Reinhart performs, the investment advisory fees that the Fund pays, and such other matters as the Trustees considered relevant in the exercise of their reasonable business judgment.  The material factors and conclusions that formed the basis of the Trustees’ determination to approve the continuation of the Investment Advisory Agreement as it relates to each Fund are summarized below.

Nature, Extent and Quality of Services Provided.  The Trustees considered the scope of services that Reinhart provides under the Investment Advisory Agreement with respect to each Fund, noting that such services include, but are not limited to, the following: (1) investing the Fund’s assets consistent with the Fund’s investment objective and investment policies; (2) determining the portfolio securities to be purchased, sold, or otherwise disposed of and the timing of such transactions; (3) voting all proxies with respect to the Fund’s portfolio securities; (4) maintaining the required books and records for transactions that Reinhart effects on behalf of the Fund; (5) selecting broker-dealers to execute orders on behalf of the Fund; (6) monitoring and maintaining the Fund’s compliance with policies and procedures of the Trust and with applicable securities laws.  The Trustees

Reinhart Funds

Approval of Investment Advisory Agreement (Unaudited) – Continued

considered Reinhart’s capitalization and its assets under management.  The Trustees further considered the investment philosophy and experience of the portfolio managers, and noted the lead portfolio manager’s twenty years of experience managing assets using investment philosophies similar to that employed for the Fund.  The Trustees concluded that they are satisfied with the nature, extent and quality of services that Reinhart provides to each of the Funds under the Investment Advisory Agreement.

Fund Historical Performance and the Overall Performance of Reinhart.  In assessing the quality of the portfolio management delivered by Reinhart, the Trustees reviewed the short-term performance of the Reinhart Genesis PMV Fund and the short-term and long-term performance of the Reinhart Mid Cap PMV Fund on both an absolute basis and in comparison to an appropriate benchmark index, the Fund’s peer funds according to Morningstar classifications, and the composite of separate accounts that Reinhart manages utilizing a similar investment strategy as that of the Fund.  When comparing each Fund’s performance against its respective Morningstar peer group, the Trustees took into account that the investment objective and strategies of each Fund, as well as the Fund’s level of risk tolerance, may differ significantly from funds in the per group.

•
Reinhart Mid Cap PMV Fund. The Trustees noted that, with respect to the Fund’s Morningstar peer group, the Fund had outperformed the peer group median and average for the year-to-date, one-year, three-year and five-year periods ended October 31, 2018.  The Trustees also considered that the Fund had outperformed its benchmark index over the year-to-date, one-year and three-year periods ended October 31, 2018, but underperformed its benchmark index over the five-year period. The Trustees took into account that the Fund achieved an overall positive return since its inception.  The Trustees also considered that the Fund’s performance was consistent with, but slightly trail the returns of the composite over all relevant time periods.

•
Reinhart Genesis PMV Fund.  The Trustees noted that the Genesis PMV Fund had only recently commenced operations on June 1, 2018 and therefore had a limited performance history. The Trustees noted that, for the since inception period ended October 31, 2018, the Fund had outperformed its benchmark index.

Cost of Advisory Services and Profitability. The Trustees considered the annual advisory fee that each Fund pays to Reinhart under the Investment Advisory Agreement, as well as Reinhart’s profitability from services that it rendered to each Fund during the 12-month period ended September 30, 2018.  The Trustees also considered the effect of an expense limitation agreement on Reinhart’s compensation and that Reinhart has contractually agreed to reduce its advisory fees and, if necessary, reimburse the Funds for operating expenses, as specified in the Funds’ prospectuses.  The Trustees further considered that the management fees Reinhart charges to separately managed accounts with asset levels similar to that of the Funds are lower than the advisory fee for the Funds.  They also noted, however, that Reinhart has additional responsibilities with respect to the Funds, including additional compliance obligations and the preparation of Board and shareholder materials that justify the higher fee.  The Trustees concluded that Reinhart’s service relationship with the Reinhart Mid Cap PMV Fund yields a reasonable profit but that the relationship with the Reinhart Genesis PMV Fund had not been profitable.

Comparative Fee and Expense Data.  The Trustees considered a comparative analysis of contractual expenses borne by each Fund and those of funds within the same Morningstar peer group.  The Trustees noted:

•
Reinhart Mid Cap PMV Fund.  The Fund’s advisory fee was higher than the peer group median and average.  They also considered that the total expenses of the Fund’s Institutional Class (after waivers and expense reimbursements) were below the peer group median and average.  Regarding the Fund’s Advisor and

Reinhart Funds

Approval of Investment Advisory Agreement (Unaudited) – Continued

Investor classes, the Trustees noted the total expenses (after waivers and expense reimbursements) were higher than the peer group median and average. The Trustees took into account, however, that the advisory fees and total expenses (after waivers and expense reimbursements) borne by the Fund were within the range of that borne by funds in the peer group.

•
Reinhart Genesis PMV Fund.  The Fund’s advisory fee was higher than the peer group median and average. The Trustees noted that the total expenses for the Advisor Class shares of the Fund were below the peer group median and average. They also noted that, when compared to similarly-sized Funds, the total expenses of the Advisor Class were below the peer group median and average. Regarding the Investor Class, the Trustees noted that the total expenses (after waivers and expense reimbursements) were higher than the peer group median and average.

While recognizing that it is difficult to compare advisory fees because the scope of advisory services provided may vary from one investment adviser to another, the Trustees concluded that Reinhart’s advisory fee with respect to each Fund continues to be reasonable.

Economies of Scale. The Trustees considered whether the Funds would benefit from any economies of scale, noting that the investment advisory fees for the Funds do not contain breakpoints.  The Trustees noted that at current asset levels, it was not necessary to consider the implementation of fee breakpoints at the present time, but agreed to revisit the issue in the future as circumstances change and asset levels increase.  The Trustees also took into account the fact that Reinhart expressed reservations about the implementation of advisory fee breakpoints for the Reinhart Mid Cap PMV Fund because of potential capacity constraints associated with the Fund’s strategy.

Other Benefits.  The Trustees considered the direct and indirect benefits that could be realized by the Adviser from its relationship with the Funds. The Trustees considered the extent to which Reinhart utilizes soft dollar arrangements with respect to portfolio transactions, and considered that Reinhart does not utilize any affiliated brokers to execute the Funds’ portfolio transactions.  While the Trustees noted Rule 12b-1 fees may be paid for shareholder and distribution services performed on behalf of the Funds, the Trustees also observed that the distribution expenses that Reinhart incurred significantly exceed any Rule 12b-1 payments from the Funds.  The Trustees considered that Reinhart may receive some form of reputational benefit from services rendered to the Funds, but that such benefits are immaterial and cannot otherwise be quantified. The Trustees concluded that Reinhart does not receive additional material benefits from its relationship with the Funds.

Reinhart Funds

Additional Information (Unaudited)
May 31, 2019

TRUSTEES & OFFICERS

Other
			Number of		Directorships
		Term of	Portfolios		Held by
	Position(s)	Office and	in Trust		Trustee
Name, Address	Held with	Length of	Overseen	Principal Occupation(s)	During the
and Year of Birth	the Trust	Time Served	by Trustee	During the Past Five Years	Past Five Years

Independent Trustees

Leonard M. Rush, CPA	Lead	Indefinite	37	Retired, Chief Financial Officer,	Independent
615 E. Michigan St.	Independent	Term;		Robert W. Baird & Co.	Trustee, ETF
Milwaukee, WI 53202	Trustee	Since		Incorporated (2000-2011).	Series Solutions
Year of Birth: 1946	and Audit	April 2011			(47 Portfolios)
	Committee				(2012-Present);
Chairman

David A. Massart	Trustee	Indefinite	37	Co-Founder and Chief Investment	Independent
615 E. Michigan St.	and	Term;		Strategist, Next Generation	Trustee, ETF
Milwaukee, WI 53202	Valuation	Since		Wealth Management, Inc.	Series Solutions
Year of Birth: 1967	Committee	April 2011		(2005-present).	(47 Portfolios)
	Chairman				(2012-Present)

David M. Swanson	Trustee and	Indefinite	37	Founder and Managing Principal,	Independent
615 E. Michigan St.	Nominating	Term;		SwanDog Strategic Marketing, LLC	Trustee, ALPS
Milwaukee, WI 53202	&	Since		(2006-present).	Variable
Year of Birth: 1957	Governance	April 2011			Investment Trust
	Committee				(10 Portfolios)
	Chairman				(2006-Present);
Independent
Trustee,
RiverNorth
Opportunities
Closed-End Fund
(2015-Present)

Interested Trustee

Robert J. Kern*	Chairman,	Indefinite	37	Retired (July 2018-present),	None
615 E. Michigan St.	and Trustee	Term;		Executive Vice President,
Milwaukee, WI 53202		Since		U.S. Bancorp Fund Services, LLC
Year of Birth: 1958		January 2011		(1994-2018).

Reinhart Funds

Additional Information (Unaudited) – Continued
May 31, 2019

Other
			Number of		Directorships
		Term of	Portfolios		Held by
	Position(s)	Office and	in Trust		Trustee
Name, Address	Held with	Length of	Overseen	Principal Occupation(s)	During the
and Year of Birth	the Trust	Time Served	by Trustee	During the Past Five Years	Past Five Years

Officers

Brian R. Wiedmeyer	President	Indefinite	N/A	Vice President, U.S. Bancorp Fund	N/A
615 E. Michigan St.	and	Term;		Services, LLC (2005-present).
Milwaukee, WI 53202	Principal	Since
Year of Birth: 1973	Executive	November 2018
Officer

Deborah Ward	Vice	Indefinite	N/A	Senior Vice President,	N/A
615 E. Michigan St.	President,	Term;		U.S. Bancorp Fund Services, LLC
Milwaukee, WI 53202	Chief	Since		(2004-present).
Year of Birth: 1966	Compliance	April 2013
Officer and
Anti-Money
Laundering
Officer

Ryan L. Roell	Vice	Indefinite	N/A	Assistant Vice President,	N/A
615 E. Michigan St.	President,	Term;		U.S. Bancorp Fund Services, LLC
Milwaukee, WI 53202	Treasurer	Since		(2005-present).
Year of Birth: 1973	and	November 2018
Principal
Financial
Officer

Thomas A. Bausch, Esq.	Secretary	Indefinite	N/A	Vice President, U.S. Bancorp Fund	N/A
615 E. Michigan St.		Term;		Services, LLC (2016-Present);
Milwaukee, WI 53202		Since		Associate, Godfrey & Kahn S.C.
Year of Birth: 1979		November 2017		(2012-2016).

Benjamin Eirich	Vice	Indefinite	N/A	Assistant Vice President,	N/A
615 E. Michigan St.	President	Term; Since		U.S. Bancorp Fund Services, LLC
Milwaukee, WI 53202	and	May 2016		(2008-present).
Year of Birth: 1981	Assistant	(Assistant
	Treasurer	Treasurer);
Since
November 2018
(Vice President)

Douglas Schafer	Vice	Indefinite	N/A	Assistant Vice President,	N/A
615 E. Michigan St.	President	Term; Since		U.S. Bancorp Fund Services, LLC
Milwaukee, WI 53202	and	May 2016		(2002-present).
Year of Birth: 1970	Assistant	(Assistant
	Treasurer	Treasurer);
Since
November 2018
(Vice President)

*	Mr. Kern is an "interested person" of the Trust as defined by the 1940 Act by virtue of the fact that he was a board member of the Funds principal underwriter, Quasar Distributors, LLC.

Reinhart Funds

Additional Information (Unaudited) – Continued
May 31, 2019

AVAILABILITY OF FUND PORTFOLIO INFORMATION

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available on the SEC’s website at www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the Public Reference Room call 1-800-SEC-0330. In addition, the Funds’ Form N-Q is available without charge upon request by calling 1-855-774-3863.

AVAILABILITY OF PROXY VOTING INFORMATION

A description of the Funds’ Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-855-774-3863. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (1) without charge, upon request, by calling 1-855-774-3863, or (2) on the SEC’s website at www.sec.gov.

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the fiscal year ended May 31, 2019, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the American Taxpayer Relief Act of 2012. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Fund
Mid Cap Fund	62.63%
Genesis Fund	56.40%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended May 31, 2019 was as follows:

Fund
Mid Cap Fund	65.18%
Genesis Fund	56.40%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(c) for each Fund were as follows:

Fund
Mid Cap Fund	72.98%
Genesis Fund	79.87%

Reinhart Funds

Privacy Notice

The Funds collect only relevant information about you that the law allows or requires it to have in order to conduct its business and properly service you. The Funds collect financial and personal information about you ("Personal Information") directly (e.g., information on account applications and other forms, such as your name, address, and social security number, and information provided to access account information or conduct account transactions online, such as password, account number, e-mail address, and alternate telephone number), and indirectly (e.g., information about your transactions with us, such as transaction amounts, account balance and account holdings).

The Funds do not disclose any non-public personal information about its shareholders or former shareholders other than for everyday business purposes such as to process a transaction, service an account, respond to court orders and legal investigations or as otherwise permitted by law. Third parties that may receive this information include companies that provide transfer agency, technology and administrative services to the Funds, as well as the Funds’ investment adviser who is an affiliate of the Funds. If you maintain a retirement/educational custodial account directly with the Funds, we may also disclose your Personal Information to the custodian for that account for shareholder servicing purposes. The Funds limit access to your Personal Information provided to unaffiliated third parties to information necessary to carry out their assigned responsibilities to the Funds. All shareholder records will be disposed of in accordance with applicable law. The Funds maintain physical, electronic and procedural safeguards to protect your Personal Information and requires its third-party service providers with access to such information to treat your Personal Information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, credit union, bank or trust company, the privacy policy of your financial intermediary governs how your non-public personal information is shared with unaffiliated third parties.

(This Page Intentionally Left Blank.)

INVESTMENT ADVISER
Reinhart Partners, Inc.
1500 West Market Street, Suite 100
Mequon, WI 53092

DISTRIBUTOR
Quasar Distributors, LLC
777 East Wisconsin Avenue
Milwaukee, WI 53202

CUSTODIAN
U.S. Bank, N.A.
1555 North River Center Drive
Milwaukee, WI 53212

ADMINISTRATOR, FUND ACCOUNTANT
AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202

LEGAL COUNSEL
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, PA 19103

This report should be accompanied or preceded by a prospectus.

The Funds’ Statement of Additional Information contains additional information about the
Funds’ trustees and is available without charge upon request by calling 1-855-774-3863.

RH-RPANNUAL

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any substantive amendments to its code of ethics during the period covered by this period.

The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s code of ethics that applies to the registrant’s principal executive officer and principal financial officer is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  Leonard M. Rush is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning; including reviewing the Funds’ tax returns and distribution calculations.  There were no “other services” provided by the principal accountant.  For the fiscal years ended May 31, 2019, and May 31, 2018, the Funds’ principal accountant was Cohen & Company, Ltd. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 5/31/2019	FYE 5/31/2018
Audit Fees	$28,500	$14,000
Audit-Related Fees	$0	$0
Tax Fees	$7,500	$3,000
All Other Fees	$0	$0

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre‑approve all audit and non‑audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Cohen & Company, Ltd. for the fiscal years ended May 31, 2018 and May 31, 2019, applicable to non-audit services pursuant to waiver of pre-approval requirement was as follows:

	FYE 5/31/2019	FYE 5/31/2018
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full‑time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 5/31/2019	FYE 5/31/2018
Registrant	$0	$0
Registrant’s Investment Adviser	$0	$0

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s [President/Chief Executive Officer] and [Treasurer/Chief Financial Officer] have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Managed Portfolio Series

By (Signature and Title)* /s/ Brian R. Wiedmeyer
  Brian R. Wiedmeyer, President

Date    August 2, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Brian R. Wiedmeyer
  Brian R. Wiedmeyer, President

Date    August 2, 2019

By (Signature and Title)*  /s/ Ryan L. Roell
Ryan L. Roell, Treasurer

Date    August 2, 2019

* Print the name and title of each signing officer under his or her signature.